Basic and Diluted Net Earnings/(Loss) per Share (Tables)	12 Months Ended
Dec. 31, 2019
Earnings Per Share [Abstract]
Schedule of Basic Earnings/(Loss) per Share and Diluted Earnings/(Loss) per Share

Basic earnings/(loss) per share and diluted earnings/(loss) per share have been calculated in accordance with ASC 260 on computation of earnings per share for the years ended December 31, 2017, 2018 and 2019 as follows:

	Year Ended December 31,
	2017	2018	2019
Numerator:
Net income attributable to ECMOHO Limited	2,825,457	6,123,990	2,296,555
Accretion on convertible redeemable preferred shares to redemption value (Note 15)	(3,972,281)	(3,038,407)	(1,022,461)
Accretion to redemption value of redeemable non-controlling interests (Note 17)	-	(129,896)	(311,757)
Extinguishment of convertible redeemable preferred shares (Note 16)	-	(24,763,245)	-
Net income/(loss) attributable to ordinary shareholders-Basic	(1,146,824)	(21,807,558)	962,337
Net income/(loss) attributable to ordinary shareholders-Diluted	(1,146,824)	(21,807,558)	962,337
Denominator:
Denominator for basic (loss)/earnings per share weighted-average ordinary shares outstanding	81,162,400	84,970,000	98,104,216
Dilutive impact of Class A-1 preferred shares conversion	-	-	7,954,232
Dilutive impact of Class A-2 preferred shares conversion	-	-	9,038,947
Dilutive impact of restricted share units	-	-	547,469
Denominator for dilutive earnings/(loss) per share weighted-average ordinary shares outstanding	81,162,400	84,970,000	115,644,864
Basic earnings/(loss) per ordinary share:	(0.01)	(0.26)	0.01
Diluted earnings/(loss) per ordinary share:	(0.01)	(0.26)	0.01
Denominator:
Denominator for basic earnings/(loss) per ADS weighted-average ADS outstanding	20,290,600	21,242,500	24,526,054
Denominator for dilutive earnings/(loss) per share weighted-average ADS outstanding	20,290,600	21,242,500	28,911,216
Basic earnings/(loss) per ADS:	(0.06)	(1.03)	0.04
Diluted earnings/(loss) per ADS:	(0.06)	(1.03)	0.03

Schedule of Share Equivalent Excluded from Computation of Diluted Net Earnings/(Loss) per Ordinary Share

The following ordinary shares equivalent were excluded from the computation of diluted net earnings/(loss) per ordinary share for the periods presented because including them would have had an anti-dilutive effect:

	Year Ended December 31,
	2017	2018	2019
Preferred shares — weighted average	32,701,700	30,265,462	6,633,889
Restricted share units — weighted average	—	95,446	—